UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09987
Floating Rate Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zipcode)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Floating Rate Portfolio                                                                                                                     as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 96.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.8%
	Alliant Techsystems, Inc.
$4,079,250	Term Loan, 5.78%, Maturing March 31, 2009	$4,099,646
	CACI International, Inc.
9,265,000	Term Loan, 5.79%, Maturing May 3, 2011	9,361,513
	Delta Air Lines, Inc.
8,800,000	Term Loan, 11.01%, Maturing March 16, 2008	9,152,915
	Dresser Rand Group, Inc.
787,623	Term Loan, 4.71%, Maturing October 29, 2011	EUR 961,193
6,782,735	Term Loan, 6.39%, Maturing October 29, 2011	6,903,555
	Hexcel Corp.
10,960,222	Term Loan, 6.30%, Maturing March 1, 2012	11,078,954
	IAP Worldwide Services, Inc.
7,900,000	Term Loan, 7.63%, Maturing December 30, 2012	7,993,812
	K&F Industries, Inc.
9,882,538	Term Loan, 6.87%, Maturing November 18, 2012	10,006,070
	Mid-Western Aircraft Systems, Inc.
6,348,100	Term Loan, 6.85%, Maturing December 31, 2011	6,441,341
	Standard Aero Holdings, Inc.
8,844,112	Term Loan, 6.89%, Maturing August 24, 2012	8,794,364
	Transdigm, Inc.
16,590,016	Term Loan, 6.58%, Maturing July 22, 2010	16,820,717
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 6.89%, Maturing December 22, 2010	4,050,000
7,602,765	Term Loan, 7.07%, Maturing December 22, 2011	7,684,494
	Wam Aquisition, S.A.
4,714,710	Term Loan, 7.28%, Maturing April 8, 2013	4,761,503
4,714,710	Term Loan, 7.78%, Maturing April 8, 2014	4,781,305
	Wyle Laboratories, Inc.
4,481,138	Term Loan, 7.02%, Maturing January 28, 2011	4,552,558
		$117,443,940
Air Transport — 0.3%
	United Airlines, Inc.
6,300,000	DIP Loan, 0.00%, Maturing March 31, 2006 (2)	6,319,687
16,055,570	Term Loan, 8.62%, Maturing December 31, 2006	16,186,022
		$22,505,709
Automotive — 4.0%
	AA Acquisitions Co., Ltd.
1,500,000	Term Loan, 7.35%, Maturing June 25, 2012	GBP 2,689,769
1,500,000	Term Loan, 7.85%, Maturing June 25, 2013	GBP 2,698,956
	Accuride Corp.
14,101,019	Term Loan, 6.55%, Maturing January 31, 2012	14,289,620

	Affina Group, Inc.
$5,395,056	Term Loan, 7.67%, Maturing November 30, 2011	$5,365,384
	Collins & Aikman Products Co.
4,723,070	Term Loan, 11.00%, Maturing August 31, 2011	4,572,942
	CSA Acquisition Corp.
4,686,830	Term Loan, 6.56%, Maturing December 23, 2011	4,706,749
3,980,460	Term Loan, 6.56%, Maturing December 23, 2011	3,997,377
	Dayco Products, LLC
12,540,509	Term Loan, 7.30%, Maturing June 23, 2011	12,689,427
	Dura Operating Corp.
2,500,000	Revolving Loan, 1.12%, Maturing May 3, 2011 (2)	2,462,500
3,718,000	Term Loan, 7.94%, Maturing May 3, 2011	3,727,295
	Exide Technologies, Inc.
2,887,996	Term Loan, 9.38%, Maturing May 5, 2010	2,907,851
3,748,652	Term Loan, 9.39%, Maturing May 5, 2010	3,774,424
	Federal-Mogul Corp.
4,995,670	Revolving Loan, 6.09%, Maturing December 9, 2006 (2)	4,663,149
9,650,000	DIP Loan, 6.56%, Maturing December 9, 2006	9,698,250
4,108,827	Term Loan, 6.81%, Maturing December 9, 2006	3,830,200
6,000,000	Term Loan, 7.06%, Maturing December 9, 2006	5,623,129
12,795,732	Revolving Loan, 7.91%, Maturing December 9, 2006 (2)	12,835,719
5,137,364	Term Loan, 8.31%, Maturing December 9, 2006	5,150,207
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010 (2)	12,929,579
5,890,000	Term Loan, 5.94%, Maturing April 30, 2010	5,946,797
19,720,000	Term Loan, 7.06%, Maturing April 30, 2010	19,943,901
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	1,004,500
	HLI Operating Co., Inc.
7,830,181	Term Loan, 7.65%, Maturing June 3, 2009	7,827,385
	Insurance Auto Auctions, Inc.
2,464,236	Term Loan, 7.14%, Maturing May 19, 2012	2,495,039
	Key Automotive Group
5,067,317	Term Loan, 7.39%, Maturing June 29, 2010	5,067,317
	Keystone Automotive Operations, Inc.
11,277,184	Term Loan, 6.78%, Maturing October 30, 2009	11,333,570
	Plastech Engineered Products, Inc.
2,404,099	Term Loan, 9.28%, Maturing March 31, 2010	2,244,227
	R.J. Tower Corp.
1,000,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007	1,021,429
6,120,000	DIP Revolving Loan, 7.66%, Maturing February 2, 2007 (2)	6,104,700
	Speedy 1, Ltd.
1,978,627	Term Loan, 4.87%, Maturing August 31, 2013	EUR 2,433,281
1,978,627	Term Loan, 5.37%, Maturing August 31, 2014	EUR 2,445,294
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.63%, Maturing December 12, 2009	12,056,435
4,505,755	Term Loan, 6.64%, Maturing December 12, 2010	4,580,100

	The Goodyear Dunlop Tires
$1,000,000	Term Loan, 4.52%, Maturing April 30, 2010	EUR 1,221,282
	TI Automotive, Ltd.
7,547,855	Term Loan, 7.94%, Maturing June 30, 2011	7,444,072
	Trimas Corp.
7,549,955	Term Loan, 8.38%, Maturing December 31, 2009	7,616,017
	TRW Automotive, Inc.
13,959,000	Term Loan, 6.00%, Maturing October 31, 2010	14,018,326
21,051,781	Term Loan, 6.25%, Maturing June 30, 2012	21,088,327
	United Components, Inc.
7,108,157	Term Loan, 6.81%, Maturing June 30, 2010	7,219,222
	Visteon Corp.
3,600,000	Term Loan, 9.18%, Maturing June 20, 2007	3,635,550
		$265,359,298
Beverage and Tobacco — 1.3%
	Alliance One International, Inc.
5,508,375	Term Loan, 8.03%, Maturing May 13, 2010	5,529,031
	Constellation Brands, Inc.
30,902,710	Term Loan, 5.90%, Maturing November 30, 2011	31,302,529
	Culligan International Co.
7,573,500	Term Loan, 6.97%, Maturing September 30, 2011	7,679,211
	National Dairy Holdings, L.P.
10,401,450	Term Loan, 6.57%, Maturing March 15, 2012	10,459,958
	National Distribution Company
5,380,000	Term Loan, 11.06%, Maturing June 22, 2010	5,393,450
	Southern Wine & Spirits of America, Inc.
23,391,454	Term Loan, 6.03%, Maturing June 1, 2012	23,621,720
	Sunny Delight Beverages Co.
1,811,640	Term Loan, 8.46%, Maturing August 20, 2010	1,798,052
		$85,783,951
Building and Development — 8.4%
	401 North Wabash Venture, LLC
9,498,461	Term Loan, 0.00%, Maturing May 7, 2008 (2)	9,593,445
	AP-Newkirk Holdings, LLC
14,050,000	Term Loan, 6.99%, Maturing December 21, 2007	14,172,937
	Biomed Realty, L.P.
21,175,000	Term Loan, 6.64%, Maturing May 31, 2010	21,227,937
	DMB / CH II LLC
2,772,000	Term Loan, 7.06%, Maturing September 9, 2009	2,778,930
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 4.28%, Maturing December 1, 2009 (2)	12,015,000
	Epco / Fantome, LLC
10,750,000	Term Loan, 7.57%, Maturing November 23, 2010	10,763,437

	Formica Corp.
$1,320,251	Term Loan, 9.50%, Maturing June 10, 2010	$1,326,852
1,065,349	Term Loan, 9.50%, Maturing June 10, 2010	1,070,676
2,581,603	Term Loan, 9.51%, Maturing June 10, 2010	2,594,511
3,695,845	Term Loan, 9.51%, Maturing June 10, 2010	3,714,324
	FT-FIN Acquisition, LLC
7,085,337	Term Loan, 8.94%, Maturing November 17, 2007	7,103,051
	Gables GP, Inc.
11,904,579	Term Loan, 6.16%, Maturing September 30, 2006	11,981,459
	General Growth Properties, Inc.
4,753,129	Term Loan, 6.22%, Maturing November 12, 2007	4,761,546
53,710,950	Term Loan, 6.57%, Maturing November 12, 2008	53,870,954
	Hearthstone Housing Partners II, LLC
30,000,000	Revolving Loan, 3.33%, Maturing December 1, 2007 (2)	29,925,000
	Hovstone Holdings, LLC
8,520,000	Term Loan, 6.78%, Maturing February 28, 2009	8,541,300
	Kyle Acquisition Group, LLC
86,795	Term Loan, 6.50%, Maturing July 20, 2008	87,392
3,268,843	Term Loan, 6.50%, Maturing July 20, 2010	3,291,316
	Landsource Communities, LLC
18,000,000	Term Loan, 7.00%, Maturing March 31, 2010	18,191,250
	LNR Property Corp.
31,711,829	Term Loan, 7.28%, Maturing February 3, 2008	31,984,361
	LNR Property Holdings
5,650,000	Term Loan, 8.77%, Maturing March 3, 2008	5,706,500
	MAAX Corp.
6,670,586	Term Loan, 7.51%, Maturing June 4, 2011	6,470,468
	Mueller Group, Inc.
17,580,938	Term Loan, 6.75%, Maturing October 3, 2012	17,811,687
	NCI Building Systems, Inc.
8,992,826	Term Loan, 5.85%, Maturing June 18, 2010	9,051,846
	Newkirk Master, L.P.
23,489,981	Term Loan, 6.14%, Maturing August 11, 2008	23,695,519
	Nortek, Inc.
21,270,738	Term Loan, 6.95%, Maturing August 27, 2011	21,463,515
	Panolam Industries Holdings, Inc.
4,513,688	Term Loan, 7.28%, Maturing September 30, 2012	4,581,393
	Ply Gem Industries, Inc.
3,345,832	Term Loan, 6.64%, Maturing February 12, 2011	3,370,926
7,523,402	Term Loan, 7.19%, Maturing February 12, 2011	7,579,827
1,300,408	Term Loan, 7.19%, Maturing February 12, 2011	1,310,161
	Shea Capital I, LLC
2,600,000	Term Loan, 6.26%, Maturing October 27, 2011	2,606,500
	Shea Mountain House, LLC
3,000,000	Term Loan, 6.34%, Maturing May 11, 2010	3,023,439

	South Edge, LLC
$4,261,607	Term Loan, 6.38%, Maturing October 31, 2007	$4,281,138
10,794,643	Term Loan, 6.57%, Maturing October 31, 2009	10,871,101
	St. Marys Cement, Inc.
16,097,343	Term Loan, 6.53%, Maturing December 4, 2010	16,338,803
	Stile Acquisition Corp.
19,805,046	Term Loan, 6.63%, Maturing April 6, 2013	19,344,995
	Stile U.S. Acquisition Corp.
19,835,404	Term Loan, 6.63%, Maturing April 6, 2013	19,374,647
	Sugarloaf Mills, L.P.
12,000,000	Term Loan, 6.26%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 7.42%, Maturing April 7, 2007	5,975,000
	Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007 (2)	9,900,000
3,710,247	Term Loan, 6.81%, Maturing October 26, 2008	3,710,247
	TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 4.57%, Maturing July 29, 2008 (2)	2,996,250
7,350,000	Term Loan, 7.19%, Maturing July 29, 2008	7,414,312
	The Woodlands Community Property Co.
9,888,000	Term Loan, 6.78%, Maturing November 30, 2007	9,962,160
4,090,000	Term Loan, 8.78%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
12,620,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	12,683,100
	Tru 2005 Re Holding Co.
29,325,000	Term Loan, 7.39%, Maturing December 9, 2008	29,208,932
	Trustreet Properties, Inc.
10,050,000	Term Loan, 6.39%, Maturing April 8, 2010	10,150,500
	WCI Communities, Inc.
28,625,000	Term Loan, 6.37%, Maturing December 23, 2010	28,696,562
		$562,786,556
Business Equipment and Services — 3.9%
	Acco Brands Corp.
5,369,537	Term Loan, 6.25%, Maturing August 17, 2012	5,440,684
	Affinion Group, Inc.
15,725,581	Term Loan, 7.10%, Maturing October 17, 2012	15,646,953
	Allied Security Holdings, LLC
7,822,024	Term Loan, 8.28%, Maturing June 30, 2010	7,919,799
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.38%, Maturing May 6, 2011 (2)	10,746,000
4,650,000	Term Loan, 11.00%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
997,468	Term Loan, 4.22%, Maturing December 23, 2010	EUR 1,217,282
10,861,098	Term Loan, 6.20%, Maturing December 31, 2010	11,028,543

	DynCorp International, LLC
$8,073,988	Term Loan, 7.13%, Maturing February 11, 2011	$8,158,094
	Global Imaging Systems, Inc.
8,543,015	Term Loan, 5.99%, Maturing May 10, 2010	8,607,087
	Info USA, Inc.
4,188,244	Term Loan, 9.00%, Maturing March 25, 2009	4,198,714
1,542,250	Term Loan, 9.25%, Maturing June 4, 2010	1,546,106
	Iron Mountain, Inc.
19,866,490	Term Loan, 6.19%, Maturing April 2, 2011	20,049,639
25,245,000	Term Loan, 6.22%, Maturing April 2, 2011	25,450,116
	Language Line, Inc.
11,841,767	Term Loan, 8.88%, Maturing June 11, 2011	11,923,179
	Mitchell International, Inc.
5,130,261	Term Loan, 6.53%, Maturing August 15, 2011	5,207,215
	Protection One, Inc.
7,164,308	Term Loan, 7.44%, Maturing April 18, 2011	7,240,428
	Sungard Data Systems, Inc.
88,898,275	Term Loan, 6.81%, Maturing February 11, 2013	89,916,871
	Transaction Network Services, Inc.
5,448,918	Term Loan, 6.48%, Maturing May 4, 2012	5,462,540
	US Investigations Services, Inc.
5,087,250	Term Loan, 7.00%, Maturing October 14, 2012	5,122,225
3,900,000	Term Loan, 7.04%, Maturing October 14, 2013	3,926,812
	Western Inventory Services
1,502,891	Term Loan, 7.51%, Maturing March 31, 2011	1,516,041
1,713,295	Term Loan, 7.52%, Maturing March 31, 2011	1,728,287
1,000,000	Term Loan, 11.28%, Maturing October 14, 2011	1,007,500
	Williams Scotsman, Inc.
5,250,000	Term Loan, 6.91%, Maturing June 28, 2010	5,321,096
		$263,089,336
Cable and Satellite Television — 4.3%
	Adelphia Communications Corp.
21,356,806	DIP Loan, 6.31%, Maturing March 31, 2006	21,463,590
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 7.20%, Maturing September 1, 2011	10,125,538
	Bragg Communications, Inc.
7,627,707	Term Loan, 6.46%, Maturing August 31, 2011	7,708,752
	Bresnan Communications, LLC
3,312,528	Term Loan, 8.05%, Maturing March 31, 2010	3,349,794
3,000,000	Term Loan, 8.00%, Maturing September 30, 2010	3,043,125
	Canadian Cable Acquisition
2,288,500	Term Loan, 9.50%, Maturing July 27, 2011	2,319,967
6,584,725	Term Loan, 7.53%, Maturing July 30, 2011	6,679,380

	Cebridge Connections, Inc.
$5,207,250	Term Loan, 7.49%, Maturing February 23, 2009	$5,239,795
997,462	Term Loan, 10.43%, Maturing February 23, 2010	1,034,867
	Charter Communications Operating, LLC
11,985,100	Term Loan, 7.67%, Maturing April 27, 2010	12,048,992
60,349,733	Term Loan, 7.92%, Maturing April 27, 2011	60,840,075
	Eno (Altice One)
3,100,000	Term Loan, 4.88%, Maturing December 31, 2013	EUR 3,801,973
3,100,000	Term Loan, 5.38%, Maturing December 31, 2014	EUR 3,818,442
	Iesy Hessen GmbH and Co., KG
8,900,000	Term Loan, 5.21%, Maturing February 14, 2013	EUR 10,871,173
4,600,000	Term Loan, 5.71%, Maturing February 14, 2014	EUR 5,636,052
	Insight Midwest Holdings, LLC
23,926,774	Term Loan, 6.56%, Maturing December 31, 2009	24,285,675
	Kabel Deutschland GmbH
4,555,169	Term Loan, 4.63%, Maturing March 29, 2011	EUR 5,546,957
	MCC Iowa, LLC
2,332,000	Term Loan, 5.94%, Maturing March 31, 2010	2,332,625
9,848,094	Term Loan, 6.45%, Maturing February 3, 2014	9,991,965
	Mediacom Illinois, LLC
2,000,000	Term Loan, 6.00%, Maturing September 30, 2012	2,001,428
16,285,500	Term Loan, 6.64%, Maturing March 31, 2013	16,531,053
	NTL, Inc.
11,300,000	Term Loan, 7.44%, Maturing April 13, 2012	11,363,563
	PKS Media (Netherlands) B.V.
3,000,000	Term Loan, 5.14%, Maturing October 5, 2013	EUR 3,684,214
3,000,000	Term Loan, 5.64%, Maturing October 5, 2014	EUR 3,700,939
	San Juan Cable, LLC
1,000,000	Term Loan, 6.44%, Maturing October 31, 2012	1,009,063
	UGS Corp.
25,915,836	Term Loan, 6.55%, Maturing March 31, 2012	26,272,179
	UPC Broadband Holdings B.V.
1,000,000	Term Loan, 5.14%, Maturing April 1, 2010	EUR 1,211,454
7,000,000	Term Loan, 5.24%, Maturing September 30, 2012	EUR 8,487,350
13,090,000	Term Loan, 7.28%, Maturing September 30, 2012	13,250,117
		$287,650,097
Chemicals and Plastics — 5.4%
	Basell Af S.A.R.L.
961,538	Term Loan, 5.00%, Maturing August 1, 2013	EUR 1,179,993
538,462	Term Loan, 5.02%, Maturing August 1, 2013	EUR 660,850
833,333	Term Loan, 6.91%, Maturing August 1, 2013	847,136
166,667	Term Loan, 6.91%, Maturing August 1, 2013	169,182
961,538	Term Loan, 5.51%, Maturing August 1, 2014	EUR 1,184,973
538,462	Term Loan, 5.53%, Maturing August 1, 2014	EUR 663,640
833,333	Term Loan, 7.67%, Maturing August 1, 2014	847,136
166,667	Term Loan, 7.67%, Maturing August 1, 2014	169,301

	Brenntag Holding GmbH and Co. KG
$5,294,118	Term Loan, 5.10%, Maturing December 23, 2013	EUR 6,505,122
1,963,636	Term Loan, 6.92%, Maturing December 23, 2013	1,995,545
8,036,364	Term Loan, 6.92%, Maturing December 23, 2013	8,164,945
1,242,193	Term Loan, 5.35%, Maturing December 23, 2014	EUR 1,533,440
963,689	Term Loan, 5.35%, Maturing December 23, 2014	EUR 1,205,558
	Celanese Holdings, LLC
25,196,938	Term Loan, 6.53%, Maturing April 6, 2011 (2)	25,496,151
7,250,000	Term Loan, 4.40%, Maturing June 4, 2011	7,345,156
	CII Carbon, LLC
3,631,750	Term Loan, 6.56%, Maturing August 23, 2012	3,677,147
	Gentek, Inc.
5,183,664	Term Loan, 7.09%, Maturing February 25, 2011	5,233,557
	Hercules, Inc.
8,479,685	Term Loan, 6.31%, Maturing October 8, 2010	8,590,981
	Hexion Specialty Chemicals, Inc.
3,437,726	Term Loan, 4.29%, Maturing May 31, 2012	3,492,517
9,349,282	Term Loan, 7.06%, Maturing May 31, 2012	9,498,291
6,770,170	Term Loan, 7.13%, Maturing May 31, 2012	6,878,073
	Huntsman, LLC
3,812,000	Term Loan, 4.39%, Maturing August 16, 2012	EUR 4,652,056
39,663,006	Term Loan, 6.23%, Maturing August 16, 2012	39,923,314
	Innophos, Inc.
13,171,894	Term Loan, 6.80%, Maturing August 13, 2010 (2)	13,358,501
	Invista B.V.
3,800,000	Term Loan, 6.13%, Maturing April 30, 2010	3,819,000
10,897,094	Term Loan, 6.38%, Maturing April 29, 2011	11,028,763
6,425,613	Term Loan, 6.38%, Maturing April 29, 2011	6,503,253
	ISP Chemco, Inc.
12,453,187	Term Loan, 6.47%, Maturing March 27, 2011	12,608,852
	Kraton Polymer
10,678,370	Term Loan, 7.02%, Maturing December 23, 2010	10,838,546
	Mosaic Co.
12,004,288	Term Loan, 6.18%, Maturing February 21, 2012	12,134,834
	Nalco Co.
797,971	Term Loan, 6.94%, Maturing November 4, 2009	806,117
33,306,320	Term Loan, 6.56%, Maturing November 4, 2010	33,770,543
	PQ Corp.
8,431,288	Term Loan, 6.56%, Maturing February 11, 2012	8,541,948
	Professional Paint, Inc.
3,174,684	Term Loan, 7.29%, Maturing September 30, 2011	3,198,494
	Rockwood Specialties Group, Inc.
3,194,404	Term Loan, 4.79%, Maturing July 30, 2011	EUR 3,880,783
25,665,750	Term Loan, 6.67%, Maturing December 10, 2012	26,008,619

	Sigmakalon (BC) Holdco B.V.
$181,464	Term Loan, 5.24%, Maturing September 9, 2013	EUR 220,337
2,940,897	Term Loan, 5.24%, Maturing September 9, 2013	EUR 3,570,884
5,377,639	Term Loan, 5.24%, Maturing September 9, 2013	EUR 6,529,617
183,030	Term Loan, 5.74%, Maturing September 9, 2014	GBP 326,122
1,808,047	Term Loan, 5.74%, Maturing September 9, 2014	EUR 2,206,033
483,547	Term Loan, 5.74%, Maturing September 9, 2014	EUR 588,639
442,703	Term Loan, 5.74%, Maturing September 9, 2014	EUR 540,150
5,490,288	Term Loan, 5.74%, Maturing September 9, 2014	EUR 6,698,804
	Solo Cup Co.
19,669,790	Term Loan, 7.03%, Maturing February 27, 2011	19,870,580
	TPG Spring Lux III S.A.R.L.
2,545,551	Term Loan, 5.25%, Maturing June 27, 2013	EUR 3,087,199
2,545,551	Term Loan, 5.75%, Maturing June 27, 2014	EUR 3,102,654
	TPG Spring UK, Ltd.
6,167,890	Term Loan, 5.25%, Maturing June 27, 2013	EUR 7,480,307
6,167,890	Term Loan, 5.75%, Maturing June 27, 2013	EUR 7,517,755
	Wavin Holdings B.V.
1,850,000	Term Loan, 4.65%, Maturing September 9, 2013	EUR 2,265,390
1,850,000	Term Loan, 5.15%, Maturing September 9, 2014	EUR 2,275,740
	Wellman, Inc.
6,250,000	Term Loan, 8.25%, Maturing February 10, 2009	6,343,750
		$359,036,278
Clothing/Textiles — 0.1%
	St. John Knits International, Inc.
4,543,508	Term Loan, 7.06%, Maturing March 23, 2012	4,611,660
	The William Carter Co.
5,461,404	Term Loan, 6.49%, Maturing July 14, 2012	5,525,122
		$10,136,782
Conglomerates — 2.7%
	Amsted Industries, Inc.
9,958,966	Term Loan, 7.10%, Maturing October 15, 2010	10,112,504
	Blount, Inc.
5,615,412	Term Loan, 7.00%, Maturing August 9, 2010	5,673,907
	Bushnell Performance Optics
748,171	Term Loan, 7.53%, Maturing August 19, 2011	755,964
	Euramax International, Inc.
4,722,769	Term Loan, 7.25%, Maturing June 28, 2012	4,707,028
1,062,321	Term Loan, 7.64%, Maturing June 29, 2012	GBP 1,878,676
	Goodman Global Holdings, Inc.
9,372,388	Term Loan, 6.94%, Maturing December 23, 2011	9,518,831
	ISS Holdings A/S
6,510,926	Term Loan, 5.18%, Maturing December 31, 2013	EUR 8,010,808
5,068,562	Term Loan, 7.24%, Maturing December 31, 2013	GBP 9,107,704

	Jarden Corp.
$8,576,019	Term Loan, 6.28%, Maturing January 24, 2012	$8,616,755
21,068,283	Term Loan, 6.53%, Maturing January 24, 2012	21,250,755
	Johnson Diversey, Inc.
2,500,000	Term Loan, 2.00%, Maturing December 16, 2010 (2)	2,513,020
24,601,653	Term Loan, 6.78%, Maturing December 16, 2011	24,853,820
	Platinum 100, Ltd.
2,000,000	Term Loan, 7.37%, Maturing January 15, 2013	GBP 3,577,806
2,000,000	Term Loan, 7.87%, Maturing January 15, 2014	GBP 3,588,438
	Polymer Group, Inc.
3,000,000	Revolving Loan, 2.79%, Maturing November 22, 2010 (2)	2,925,000
17,750,000	Term Loan, 6.77%, Maturing November 22, 2012	17,960,781
	PP Acquisition Corp.
18,538,819	Term Loan, 7.53%, Maturing November 12, 2011	18,453,856
	Rexnord Corp.
15,261,393	Term Loan, 6.49%, Maturing December 31, 2011	15,458,524
	Roper Industries, Inc.
9,640,429	Term Loan, 5.48%, Maturing December 13, 2009	9,676,580
	Walter Industries, Inc.
3,765,563	Term Loan, 6.31%, Maturing October 3, 2012	3,818,518
		$182,459,275
Containers and Glass Products — 4.5%
	Berry Plastics Corp.
28,674,522	Term Loan, 6.45%, Maturing December 2, 2011	29,086,719
	BWAY Corp.
7,103,674	Term Loan, 6.56%, Maturing June 30, 2011	7,208,013
	Consolidated Container Holding
5,540,625	Term Loan, 7.50%, Maturing December 15, 2008	5,592,568
	Crown Americas, Inc.
4,500,000	Term Loan, 4.12%, Maturing November 15, 2012	EUR 5,464,350
3,450,000	Term Loan, 6.00%, Maturing November 15, 2012	3,476,955
	Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.48%, Maturing December 19, 2010	24,999,163
	Graham Packaging Holdings Co.
32,427,650	Term Loan, 6.84%, Maturing October 7, 2011	32,864,840
1,500,000	Term Loan, 8.81%, Maturing April 7, 2012	1,536,875
	Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 2.09%, Maturing August 8, 2007 (2)	10,198,125
37,397,298	Term Loan, 6.98%, Maturing August 8, 2010	38,016,709
	IPG (US), Inc.
10,418,126	Term Loan, 6.74%, Maturing July 28, 2011	10,574,398
	JSG Acquisitions
17,250,000	Term Loan, 5.14%, Maturing December 31, 2014	EUR 20,936,202
17,250,000	Term Loan, 5.64%, Maturing December 31, 2014	EUR 20,936,202
	Kranson Industries, Inc.
4,087,750	Term Loan, 7.28%, Maturing July 30, 2011	4,143,957

	Owens-Illinois, Inc.
$5,000,000	Revolving Loan, 0.00%, Maturing April 1, 2007 (2)	$4,993,750
3,772,178	Term Loan, 6.18%, Maturing April 1, 2007	3,788,681
6,619,164	Term Loan, 4.14%, Maturing April 1, 2008	EUR 8,090,402
4,073,548	Term Loan, 6.27%, Maturing April 1, 2008	4,098,372
725,064	Term Loan, 6.35%, Maturing April 1, 2008	729,822
	Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.40%, Maturing June 30, 2011	GBP 3,031,949
199,727	Term Loan, 7.40%, Maturing June 30, 2011	GBP 353,875
1,991,413	Term Loan, 7.90%, Maturing June 30, 2012	GBP 3,542,978
265,366	Term Loan, 7.90%, Maturing June 30, 2012	GBP 472,002
	Pregis Corp.
2,693,250	Term Loan, 6.82%, Maturing October 12, 2011	2,715,976
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 4.29%, Maturing November 1, 2010	3,260,360
25,480,961	Term Loan, 6.71%, Maturing November 1, 2011	25,761,252
10,622,911	Term Loan, 6.73%, Maturing November 1, 2011	10,739,763
4,635,060	Term Loan, 6.81%, Maturing November 1, 2011	4,686,046
	U.S. Can Corp.
7,808,413	Term Loan, 8.31%, Maturing January 15, 2010	7,886,497
		$299,186,801
Cosmetics/Toiletries — 0.4%
	American Safety Razor Co.
4,278,336	Term Loan, 7.15%, Maturing February 28, 2012	4,342,511
	Prestige Brands, Inc.
15,716,793	Term Loan, 5.18%, Maturing April 6, 2011	15,873,961
	Revlon Consumer Products Corp.
6,837,500	Term Loan, 10.23%, Maturing July 9, 2010	7,052,239
		$27,268,711
Drugs — 0.6%
	Warner Chilcott Corp.
767,621	Term Loan, 7.36%, Maturing January 31, 2006	769,156
153,535	Term Loan, 1.38%, Maturing June 30, 2006 (2)	153,842
23,339,797	Term Loan, 7.14%, Maturing January 18, 2012	23,469,263
9,404,838	Term Loan, 7.28%, Maturing January 18, 2012	9,457,007
4,344,674	Term Loan, 7.28%, Maturing January 18, 2012	4,368,774
		$38,218,042

Ecological Services and Equipment — 1.3%
	Alderwoods Group, Inc.
$4,606,142	Term Loan, 6.36%, Maturing September 29, 2009	$4,663,718
	Allied Waste Industries, Inc.
9,204,558	Term Loan, 2.31%, Maturing January 15, 2012	9,290,280
25,431,049	Term Loan, 6.35%, Maturing January 15, 2012	25,657,538
	Envirocare of Utah, LLC
12,096,386	Term Loan, 7.38%, Maturing April 15, 2010	12,257,667
	Environmental Systems, Inc.
6,432,376	Term Loan, 8.07%, Maturing December 12, 2008	6,554,997
1,000,000	Term Loan, 14.52%, Maturing December 12, 2010	1,020,000
	IESI Corp.
9,267,647	Term Loan, 6.56%, Maturing January 20, 2012	9,403,770
	Sensus Metering Systems, Inc.
3,000,000	Revolving Loan, 0.00%, Maturing December 17, 2009 (2)	2,865,000
1,112,222	Term Loan, 6.81%, Maturing December 17, 2010	1,124,387
8,603,328	Term Loan, 6.84%, Maturing December 17, 2010	8,697,431
	Synagro Technologies, Inc.
1,172,857	Term Loan, 6.75%, Maturing June 21, 2012	1,175,789
7,037,143	Term Loan, 6.86%, Maturing June 21, 2012	7,072,329
		$89,782,906
Electronics/Electrical — 2.4%
	AMI Semiconductor, Inc.
7,766,346	Term Loan, 6.06%, Maturing April 1, 2012	7,818,124
	Aspect Software, Inc.
4,350,000	Term Loan, 6.56%, Maturing September 22, 2010	4,390,781
	Avago Technologies Finance PTE
8,750,000	Term Loan, 6.85%, Maturing December 1, 2012	8,781,448
	Communications & Power, Inc.
6,842,205	Term Loan, 6.72%, Maturing July 23, 2010	6,907,774
	Enersys Capital, Inc.
8,373,565	Term Loan, 6.40%, Maturing March 17, 2011	8,473,001
	Fairchild Semiconductor Corp.
17,487,057	Term Loan, 6.31%, Maturing December 31, 2010	17,727,504
	Ganymed 347 VV GmbH
494,190	Term Loan, 4.64%, Maturing April 30, 2013	EUR 603,846
1,005,810	Term Loan, 4.64%, Maturing April 30, 2013	EUR 1,228,988
494,190	Term Loan, 5.64%, Maturing April 30, 2014	EUR 608,347
1,005,810	Term Loan, 5.64%, Maturing April 30, 2014	EUR 1,239,769
	Invensys International Holding
10,666,585	Term Loan, 7.79%, Maturing September 4, 2009	10,799,917
	Panavision, Inc.
3,047,656	Term Loan, 10.76%, Maturing January 12, 2007	3,085,752
	Rayovac Corp.
29,461,073	Term Loan, 6.91%, Maturing February 7, 2012	29,774,097

	Securityco, Inc.
$12,572,587	Term Loan, 9.50%, Maturing June 30, 2010	$12,666,882
	Spectrum Brands, Inc.
10,000,000	Term Loan, 4.77%, Maturing February 7, 2012	EUR 12,178,421
	SSA Global Technologies, Inc.
2,935,250	Term Loan, 6.52%, Maturing September 22, 2011	2,957,264
	SS&C Technologies, Inc.
321,198	Term Loan, 7.03%, Maturing November 23, 2012	324,912
3,778,802	Term Loan, 7.03%, Maturing November 23, 2012	3,822,496
	Telcordia Technologies, Inc.
15,239,838	Term Loan, 6.91%, Maturing September 15, 2012	15,077,914
	Viasystems, Inc.
8,413,759	Term Loan, 8.83%, Maturing September 30, 2009	8,508,414
		$156,975,651
Equipment Leasing — 1.6%
	Ashtead Group, PLC
5,073,750	Term Loan, 6.13%, Maturing November 12, 2009	5,126,076
	Carey International, Inc.
2,985,000	Term Loan, 8.25%, Maturing May 2, 2011	2,910,375
	Maxim Crane Works, L.P.
10,759,572	Term Loan, 7.25%, Maturing January 28, 2010	10,903,030
1,000,000	Term Loan, 9.94%, Maturing January 28, 2012	1,027,917
	The Hertz Corp.
29,500,000	Revolving Loan, 2.14%, Maturing December 21, 2010 (2)	29,490,796
3,369,500	Term Loan, 1.13%, Maturing December 21, 2012 (2)	3,415,598
2,875,000	Term Loan, 4.50%, Maturing December 21, 2012	2,919,105
19,630,500	Term Loan, 6.65%, Maturing December 21, 2012	19,931,652
	United Rentals, Inc.
5,212,716	Term Loan, 4.39%, Maturing February 14, 2011	5,277,875
25,440,018	Term Loan, 6.79%, Maturing February 14, 2011	25,758,018
		$106,760,442
Farming/Agriculture — 0.2%
	Central Garden & Pet Co.
11,248,017	Term Loan, 6.28%, Maturing May 15, 2009	11,290,197
		$11,290,197
Financial Intermediaries — 2.7%
	AIMCO Properties, L.P.
8,875,000	Term Loan, 6.35%, Maturing November 2, 2009	8,999,809
29,843,750	Term Loan, 6.42%, Maturing November 2, 2009	30,300,747
	Ameritrade Holding Corp.
30,300,000	Term Loan, 6.04%, Maturing December 31, 2012	30,493,163
	Blitz F04-506 GmbH
1,500,000	Term Loan, 5.46%, Maturing June 30, 2014	EUR 1,848,203
	Coinstar, Inc.
7,058,949	Term Loan, 6.55%, Maturing July 7, 2011	7,133,950

	Fidelity National Information Solutions, Inc.
$45,742,400	Term Loan, 6.19%, Maturing March 9, 2013	$46,062,597
	Geo Group, Inc.
5,666,761	Term Loan, 6.56%, Maturing September 14, 2011	5,723,428
	LPL Holdings, Inc.
25,925,000	Term Loan, 7.88%, Maturing June 30, 2013	25,838,592
	The Macerich Partnership, L.P.
10,900,000	Revolving Loan, 4.42%, Maturing July 30, 2007 (2)	10,900,000
11,280,000	Term Loan, 5.94%, Maturing April 25, 2010	11,362,254
		$178,662,743
Food Products — 1.8%
	Acosta, Inc.
10,325,000	Term Loan, 6.82%, Maturing December 6, 2012	10,441,156
	American Seafoods Group, LLC
4,114,688	Term Loan, 6.28%, Maturing September 30, 2012	4,173,836
	BF Bolthouse Holdco, LLC
4,450,000	Term Loan, 6.94%, Maturing December 16, 2012	4,517,676
	Chiquita Brands, LLC
5,698,869	Term Loan, 6.56%, Maturing June 28, 2012	5,766,543
	Del Monte Corp.
5,458,750	Term Loan, 6.14%, Maturing February 8, 2012	5,540,631
	Doane Pet Care Co.
3,760,575	Term Loan, 6.77%, Maturing October 21, 2012	3,814,633
1,672,816	Term Loan, 4.56%, Maturing October 24, 2012	EUR 2,056,691
	Dole Food Company, Inc.
11,332,083	Term Loan, 6.06%, Maturing April 18, 2012	11,392,789
	Herbalife International, Inc.
4,726,571	Term Loan, 6.39%, Maturing December 21, 2010	4,771,865
	Interstate Brands Corp.
8,250,000	Revolving Loan, 1.51%, Maturing September 22, 2006 (2)	8,252,582
	Michael Foods, Inc.
16,529,879	Term Loan, 6.66%, Maturing November 21, 2010	16,760,603
	Nash-Finch Co.
6,300,000	Term Loan, 6.81%, Maturing November 12, 2010	6,347,250
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009 (2)	970,000
20,244,106	Term Loan, 7.78%, Maturing November 25, 2010	20,532,584
	Reddy Ice Group, Inc.
13,335,000	Term Loan, 6.32%, Maturing August 9, 2012	13,472,524
	United Biscuits, Ltd.
1,547,559	Term Loan, 9.12%, Maturing January 14, 2011	GBP 2,807,284
		$121,618,647

Food Service — 2.0%
	AFC Enterprises, Inc.
$4,925,250	Term Loan, 6.81%, Maturing May 11, 2011	$4,986,816
	Buffets, Inc.
227,273	Term Loan, 3.60%, Maturing June 28, 2009	229,545
10,511,603	Term Loan, 8.18%, Maturing June 28, 2009	10,616,719
	Burger King Corp.
6,268,500	Term Loan, 6.31%, Maturing June 30, 2012	6,342,938
	Carrols Corp.
11,990,877	Term Loan, 7.00%, Maturing December 31, 2010	12,170,740
	CKE Restaurants, Inc.
3,134,199	Term Loan, 6.50%, Maturing May 1, 2010	3,169,459
	Denny’s, Inc.
8,682,378	Term Loan, 7.61%, Maturing September 30, 2009	8,854,220
	Domino’s, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009 (2)	6,526,667
27,211,022	Term Loan, 6.06%, Maturing June 25, 2010	27,534,153
	Gate Gourmet Borrower, LLC
7,923,610	Term Loan, 11.92%, Maturing December 31, 2008	7,943,419
	Jack in the Box, Inc.
12,712,404	Term Loan, 5.92%, Maturing January 8, 2011	12,847,473
	Landry’s Restaurants, Inc.
7,974,450	Term Loan, 5.95%, Maturing December 28, 2010	8,060,837
	Maine Beverage Co., LLC
3,810,714	Term Loan, 6.28%, Maturing June 30, 2010	3,801,187
	Weight Watchers International, Inc.
2,000,000	Revolving Loan, 3.72%, Maturing March 31, 2009 (2)	2,000,000
4,493,125	Term Loan, 6.10%, Maturing March 31, 2010	4,547,415
12,091,339	Term Loan, 6.25%, Maturing March 31, 2010	12,257,595
	Weightwatchers.com, Inc.
3,700,000	Term Loan, 6.80%, Maturing December 16, 2010	3,746,250
		$135,635,433
Food/Drug Retailers — 1.7%
	Cumberland Farms, Inc.
10,314,354	Term Loan, 6.88%, Maturing September 8, 2008	10,372,372
	General Nutrition Centers, Inc.
4,401,546	Term Loan, 7.49%, Maturing December 7, 2009	4,463,445
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009 (2)	6,895,000
	Giant Eagle, Inc.
13,150,000	Term Loan, 5.98%, Maturing November 7, 2012	13,230,136

	Roundy’s Supermarkets, Inc.
$24,425,000	Term Loan, 7.46%, Maturing November 3, 2011	$24,363,938
	The Jean Coutu Group (PJC), Inc.
29,010,879	Term Loan, 6.94%, Maturing July 30, 2011	29,389,645
	Winn-Dixie Stores, Inc.
23,000,000	DIP Revolving Loan, 0.00%, Maturing February 23, 2007 (2)	22,942,500
		$111,657,036
Forest Products — 1.6%
	Appleton Papers, Inc.
13,046,733	Term Loan, 6.58%, Maturing June 11, 2010	13,191,878
	Boise Cascade Holdings, LLC
18,567,856	Term Loan, 6.29%, Maturing October 29, 2011	18,837,090
	Buckeye Technologies, Inc.
10,244,506	Term Loan, 6.28%, Maturing March 15, 2008	10,336,276
	NewPage Corp.
10,000,000	Revolving Loan, 1.84%, Maturing May 2, 2010 (2)	9,900,000
17,661,250	Term Loan, 7.56%, Maturing May 2, 2011	17,882,016
	RLC Industries Co.
21,154,942	Term Loan, 6.03%, Maturing February 24, 2010	21,273,939
	Xerium Technologies, Inc.
10,238,570	Term Loan, 6.53%, Maturing November 19, 2011	10,244,969
1,995,000	Term Loan, 4.74%, Maturing May 18, 2012	EUR 2,443,726
		$104,109,894
Healthcare — 5.5%
	Accellent, Inc.
2,500,000	Term Loan, 6.39%, Maturing November 22, 2012	2,521,875
	Alliance Imaging, Inc.
10,299,093	Term Loan, 7.13%, Maturing December 29, 2011	10,326,129
	AMN Healthcare, Inc.
3,750,000	Term Loan, 6.53%, Maturing November 2, 2011	3,789,844
	AMR HoldCo, Inc.
6,635,368	Term Loan, 6.71%, Maturing February 10, 2012	6,718,310
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 6.95%, Maturing February 28, 2013	3,167,475
6,280,000	Term Loan, 7.45%, Maturing February 28, 2014	6,327,100
2,875,000	Term Loan, 9.70%, Maturing August 31, 2014	2,928,906
	Colgate Medical, Ltd.
875,029	Term Loan, 6.60%, Maturing December 30, 2008	879,951
	Community Health Systems, Inc.
46,146,378	Term Loan, 6.16%, Maturing August 19, 2011	46,804,933
	Concentra Operating Corp.
16,508,625	Term Loan, 6.69%, Maturing September 30, 2011	16,732,185

	Conmed Corp.
$4,449,134	Term Loan, 6.76%, Maturing December 31, 2007	$4,502,893
	CRC Health Corp.
2,487,500	Term Loan, 9.25%, Maturing May 12, 2011	2,493,719
	Davita, Inc.
50,060,320	Term Loan, 6.76%, Maturing October 5, 2012	50,834,002
	Encore Medical IHC, Inc.
8,279,427	Term Loan, 7.49%, Maturing October 4, 2010	8,372,571
	FHC Health Systems, Inc.
2,321,429	Term Loan, 10.41%, Maturing December 18, 2009	2,367,857
1,625,000	Term Loan, 12.41%, Maturing December 18, 2009	1,657,500
3,250,000	Term Loan, 13.41%, Maturing February 7, 2011	3,315,000
	Genoa Healthcare Group, LLC
2,269,881	Term Loan, 7.75%, Maturing August 12, 2012	2,290,453
	Hanger Orthopedic Group, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing September 30, 2008 (2)	6,877,500
4,650,488	Term Loan, 8.27%, Maturing September 30, 2009	4,714,432
	Healthcare Partners, LLC
4,629,625	Term Loan, 6.89%, Maturing March 2, 2011	4,674,477
	Healthsouth Corp.
9,104,250	Term Loan, 7.07%, Maturing June 14, 2007	9,146,931
2,520,000	Term Loan, 2.50%, Maturing March 21, 2010	2,531,814
	Iasis Healthcare, LLC
11,957,900	Term Loan, 6.79%, Maturing June 22, 2011	12,129,795
	Kinetic Concepts, Inc.
10,227,433	Term Loan, 6.28%, Maturing August 11, 2010	10,351,012
	Leiner Health Products, Inc.
8,224,750	Term Loan, 7.70%, Maturing May 27, 2011	8,355,836
	Lifecare Holdings, Inc.
9,226,875	Term Loan, 6.65%, Maturing August 11, 2012	8,359,936
	Lifepoint Hospitals, Inc.
31,771,205	Term Loan, 6.19%, Maturing April 15, 2012	32,000,656
	Magellan Health Services, Inc.
3,679,054	Term Loan, 4.28%, Maturing August 15, 2008	3,720,443
4,598,818	Term Loan, 6.74%, Maturing August 15, 2008	4,650,554
	Medcath Holdings Corp.
1,534,940	Term Loan, 7.11%, Maturing July 2, 2011	1,544,533
	Moinlycke
2,242,000	Term Loan, 4.98%, Maturing November 4, 2013	EUR 2,762,788
2,242,000	Term Loan, 5.48%, Maturing November 4, 2014	EUR 2,775,244
	National Mentor, Inc.
5,781,582	Term Loan, 6.81%, Maturing September 30, 2011	5,857,465
	PER-SE Technologies, Inc.
7,900,000	Term Loan, 6.79%, Maturing January 6, 2013	7,988,875
	Renal Advantage, Inc.
2,344,125	Term Loan, 6.97%, Maturing October 5, 2012	2,371,961

	Select Medical Holding Corp.
$9,875,375	Term Loan, 6.12%, Maturing February 24, 2012	$9,793,083
	Sirona Dental Services GmbH
1,180,000	Term Loan, 4.96%, Maturing June 30, 2013	EUR 1,449,143
	Sirona Dental Systems GmbH
320,000	Term Loan, 4.96%, Maturing June 30, 2013	EUR 392,988
	Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 7.65%, Maturing May 13, 2010	7,245,959
	Sybron Dental Management, Inc.
3,971,970	Term Loan, 6.29%, Maturing June 6, 2009	4,006,725
	Talecris Biotherapeutics, Inc.
7,577,738	Term Loan, 7.63%, Maturing March 31, 2010	7,558,793
	Vanguard Health Holding Co., LLC
15,060,953	Term Loan, 6.95%, Maturing September 23, 2011	15,271,174
	Ventiv Health, Inc.
3,640,875	Term Loan, 6.03%, Maturing October 5, 2011	3,665,906
	VWR International, Inc.
3,000,000	Term Loan, 5.26%, Maturing April 7, 2011	EUR 3,680,087
9,348,301	Term Loan, 7.12%, Maturing April 7, 2011	9,497,294
		$369,406,107
Home Furnishings — 1.1%
	Interline Brands, Inc.
3,013,043	Term Loan, 6.78%, Maturing December 31, 2010	3,043,174
	Knoll, Inc.
10,329,113	Term Loan, 6.53%, Maturing October 3, 2012	10,482,438
	National Bedding Company, LLC
4,790,925	Term Loan, 6.23%, Maturing August 31, 2011	4,840,032
	Oreck Corp.
3,857,278	Term Loan, 7.28%, Maturing February 2, 2012	3,900,673
	Sanitec Ltd. Oy
4,478,261	Term Loan, 5.37%, Maturing April 7, 2013	EUR 5,305,174
4,478,261	Term Loan, 5.87%, Maturing April 7, 2014	EUR 5,336,143
	Sealy Mattress Co.
5,000,000	Revolving Loan, 1.14%, Maturing April 6, 2012 (2)	4,900,000
17,055,001	Term Loan, 6.14%, Maturing April 6, 2012	17,262,867
	Simmons Co.
20,991,160	Term Loan, 7.35%, Maturing December 19, 2011	21,286,359
		$76,356,860
Industrial Equipment — 1.3%
	Alliance Laundry Holdings, LLC
3,938,250	Term Loan, 6.73%, Maturing January 27, 2012	3,994,862
	Colfax Corp.
5,000,000	Term Loan, 5.01%, Maturing December 19, 2011	EUR 6,071,500
2,028,682	Term Loan, 6.56%, Maturing December 19, 2011	2,051,083

	Douglas Dynamics Holdings, Inc.
$4,763,004	Term Loan, 6.28%, Maturing December 16, 2010	$4,798,727
	Flowserve Corp.
13,921,469	Term Loan, 6.36%, Maturing August 10, 2012	14,110,718
	Gleason Corp.
6,014,896	Term Loan, 6.97%, Maturing July 27, 2011	6,090,083
746,250	Term Loan, 10.04%, Maturing January 31, 2012	759,309
	GSCP Athena (Finnish) Holdings
6,500,000	Term Loan, 5.07%, Maturing August 31, 2013	EUR 7,923,046
5,891,304	Term Loan, 5.57%, Maturing August 31, 2014	EUR 7,333,937
	Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010 (2)	EUR 3,936,027
3,107,987	Term Loan, 6.89%, Maturing December 27, 2010	GBP 5,515,237
	Itron, Inc.
1,110,880	Term Loan, 6.38%, Maturing December 17, 2010	1,117,823
	Mainline, L.P.
7,644,444	Term Loan, 6.88%, Maturing December 17, 2011	7,663,556
	MTD Products, Inc.
10,854,911	Term Loan, 6.19%, Maturing June 1, 2010	10,949,891
	Pirelli Kabel UND Systems Hold
608,696	Term Loan, 5.57%, Maturing August 31, 2014	EUR 745,376
	Terex Corp.
1,588,970	Term Loan, 6.84%, Maturing June 30, 2009	1,611,812
		$84,672,987
Insurance — 1.0%
	ARG Holding, Inc.
7,950,000	Term Loan, 7.22%, Maturing November 30, 2011	8,044,406
	CCC Information Services Group, Inc.
8,134,007	Term Loan, 7.31%, Maturing August 20, 2010	8,154,342
	Conseco, Inc.
22,500,648	Term Loan, 6.47%, Maturing June 22, 2010	22,697,529
	Hilb, Rogal & Hobbs Co.
13,700,516	Term Loan, 6.81%, Maturing June 30, 2007	13,846,084
	U.S.I. Holdings Corp.
6,810,264	Term Loan, 7.07%, Maturing August 11, 2007	6,840,059
7,707,150	Term Loan, 7.07%, Maturing August 11, 2008	7,740,869
		$67,323,289
Leisure Goods/Activities/Movies — 4.4%
	24 Hour Fitness Worldwide, Inc.
11,530,000	Term Loan, 7.62%, Maturing June 8, 2012	11,693,346
	Alliance Atlantis Communications, Inc.
6,552,485	Term Loan, 6.07%, Maturing December 20, 2011	6,613,915
	AMF Bowling Worldwide, Inc.
5,229,557	Term Loan, 7.52%, Maturing August 27, 2009	5,276,953

	Carmike Cinemas, Inc.
$7,015,000	Term Loan, 0.00%, Maturing May 19, 2012 (2)	$6,984,309
10,286,394	Term Loan, 7.00%, Maturing May 19, 2012	10,348,112
	Cinemark, Inc.
20,143,712	Term Loan, 6.53%, Maturing March 31, 2011	20,440,832
	Fender Musical Instruments Co.
2,139,966	Term Loan, 6.47%, Maturing March 30, 2012	2,166,715
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008 (2)	1,007,163
	Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 6.78%, Maturing April 8, 2011	4,107,500
61,815,000	Term Loan, 6.78%, Maturing April 8, 2012	62,524,451
	New England Sports Ventures
10,585,000	Term Loan, 5.71%, Maturing February 27, 2007	10,598,231
	Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP 7,248,718
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP 4,954,919
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP 4,979,357
	Regal Cinemas Corp.
44,212,440	Term Loan, 6.53%, Maturing November 10, 2010	44,770,622
	Riddell Bell Holdings, Inc.
2,468,750	Term Loan, 7.03%, Maturing September 30, 2011	2,509,897
	Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 3.93%, Maturing June 30, 2008 (2)	3,232,697
25,713,613	Term Loan, 6.95%, Maturing June 30, 2009	26,045,087
	Southwest Sports Group, LLC
8,000,000	Term Loan, 7.06%, Maturing December 22, 2010	8,100,000
	Universal City Development Partners, Ltd.
15,369,750	Term Loan, 6.50%, Maturing June 9, 2011	15,565,069
	WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	4,272,568
30,191,436	Term Loan, 6.50%, Maturing February 28, 2011	30,514,575
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 6.85%, Maturing June 25, 2007	2,950,106
		$296,905,142
Lodging and Casinos — 4.6%
	Alliance Gaming Corp.
14,585,096	Term Loan, 8.18%, Maturing September 4, 2009	14,607,893
	Ameristar Casinos, Inc.
8,200,000	Term Loan, 5.87%, Maturing November 10, 2012	8,275,596
	Aztar Corp.
1,970,000	Term Loan, 6.11%, Maturing July 22, 2009	1,974,925
	Boyd Gaming Corp.
25,092,875	Term Loan, 5.86%, Maturing June 30, 2011	25,380,389
	CCM Merger, Inc.
11,156,467	Term Loan, 6.49%, Maturing July 13, 2012	11,235,957

	Choctaw Resort Development Enterprise
$4,405,774	Term Loan, 6.93%, Maturing November 4, 2011	$4,458,092
	Columbia Entertainment
3,152,813	Term Loan, 7.03%, Maturing October 24, 2011	3,177,445
	Gala Electric Casinos, Ltd.
11,875,000	Term Loan, 7.17%, Maturing December 12, 2013	GBP 21,217,408
11,875,000	Term Loan, 7.67%, Maturing December 12, 2014	GBP 21,301,959
	Globalcash Access, LLC
3,117,860	Term Loan, 6.82%, Maturing March 10, 2010	3,159,758
	Green Valley Ranch Gaming, LLC
2,989,914	Term Loan, 6.53%, Maturing December 17, 2011	3,029,156
	HEI Acquisition, LLC
4,675,000	Term Loan, 7.08%, Maturing December 31, 2011	4,727,594
	Herbst Gaming, Inc.
3,205,775	Term Loan, 6.20%, Maturing January 31, 2011	3,248,854
	Isle of Capri Casinos, Inc.
15,718,120	Term Loan, 6.29%, Maturing February 4, 2011	15,922,456
4,975,000	Term Loan, 6.28%, Maturing February 4, 2012	4,991,582
	Marina District Finance Co., Inc.
15,592,500	Term Loan, 6.31%, Maturing October 20, 2011	15,702,131
	MGM Mirage
17,678,571	Revolving Loan, 3.84%, Maturing April 25, 2010 (2)	17,170,313
6,821,429	Term Loan, 6.28%, Maturing April 25, 2010	6,838,059
	Penn National Gaming, Inc.
47,954,480	Term Loan, 6.34%, Maturing October 3, 2012	48,643,826
	Pinnacle Entertainment, Inc.
5,100,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	5,122,313
4,425,000	Term Loan, 6.49%, Maturing December 14, 2011	4,468,330
	Resorts International Holdings, LLC
10,462,728	Term Loan, 7.53%, Maturing April 26, 2012	10,287,477
3,367,402	Term Loan, 12.03%, Maturing April 26, 2013	3,050,866
	Trump Entertainment Resorts Holdings, L.P.
5,461,313	Term Loan, 1.00%, Maturing May 20, 2012 (2)	5,527,018
5,447,625	Term Loan, 7.17%, Maturing May 20, 2012	5,514,587
	Venetian Casino Resort, LLC
24,400,219	Term Loan, 6.28%, Maturing June 15, 2011	24,642,318
5,947,617	Term Loan, 6.28%, Maturing June 15, 2011	6,006,629
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 6.68%, Maturing December 14, 2011	10,849,678
		$310,532,609

Nonferrous Metals/Minerals — 2.1%
	Alpha Natural Resources, LLC
$8,300,000	Term Loan, 6.32%, Maturing October 26, 2012	$8,343,226
	Carmeuse Lime, Inc.
6,785,625	Term Loan, 6.43%, Maturing May 2, 2011	6,819,553
	Compass Minerals Group, Inc.
7,160,000	Term Loan, 6.04%, Maturing December 22, 2012	7,210,342
	Foundation Coal Corp.
13,500,000	Revolving Loan, 1.24%, Maturing July 30, 2009 (2)	13,466,250
10,050,000	Term Loan, 6.35%, Maturing July 30, 2011	10,232,850
	ICG, LLC
971,831	Term Loan, 7.41%, Maturing November 5, 2010	974,261
	International Mill Service, Inc.
15,518,544	Term Loan, 7.28%, Maturing December 31, 2010	15,751,322
3,000,000	Term Loan, 10.53%, Maturing October 26, 2011	3,045,000
	Murray Energy Corp.
10,877,800	Term Loan, 7.56%, Maturing January 28, 2010	10,911,793
	Novelis, Inc.
11,288,077	Term Loan, 6.01%, Maturing January 6, 2012	11,434,472
15,491,677	Term Loan, 6.01%, Maturing January 6, 2012	15,692,589
	Severstal North America, Inc.
15,200,000	Revolving Loan, 0.00%, Maturing April 7, 2007 (2)	15,162,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 2.09%, Maturing June 30, 2007 (2)	4,289,150
6,254,103	Term Loan, 6.88%, Maturing June 30, 2007	6,332,280
	Trout Coal Holdings, LLC
13,073,638	Term Loan, 7.35%, Maturing March 23, 2011	12,918,388
		$142,583,476
Oil and Gas — 3.6%
	Citgo Petroleum Corp.
13,775,000	Term Loan, 5.92%, Maturing November 15, 2012	13,921,359
	Coffeyville Resources, LLC
1,600,000	Term Loan, 3.87%, Maturing June 24, 2011	1,622,501
2,388,015	Term Loan, 7.07%, Maturing June 24, 2012	2,421,598
	Columbia Natural Resources, LLC
7,279,412	Revolving Loan, 0.00%, Maturing January 19, 2010 (2)	7,270,312
	Dresser, Inc.
1,948,932	Term Loan, 7.07%, Maturing March 31, 2007	1,983,038
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009 (2)	4,979,165
	El Paso Corp.
10,000,000	Revolving Loan, 1.00%, Maturing November 23, 2007 (2)	9,950,000
13,019,875	Term Loan, 4.29%, Maturing November 23, 2009	13,090,404
21,985,348	Term Loan, 7.31%, Maturing November 23, 2009	22,160,923

	Epco Holdings, Inc.
$4,333,334	Revolving Loan, 4.44%, Maturing August 18, 2008 (2)	$4,268,334
8,440,972	Term Loan, 6.53%, Maturing August 18, 2008	8,514,830
9,063,450	Term Loan, 6.78%, Maturing August 18, 2010	9,197,281
	Key Energy Services, Inc.
9,925,746	Term Loan, 7.68%, Maturing June 30, 2012	10,078,771
	LB Pacific, L.P.
8,029,325	Term Loan, 7.09%, Maturing March 3, 2012	8,149,765
	Lyondell-Citgo Refining, L.P.
13,514,225	Term Loan, 6.53%, Maturing May 21, 2007	13,649,367
	Petroleum Geo-Services ASA
17,025,000	Term Loan, 7.00%, Maturing December 16, 2012	17,253,782
	Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2009 (2)	4,012,670
5,626,455	Term Loan, 4.10%, Maturing October 5, 2010 (2)	5,612,388
22,532,636	Revolving Loan, 4.60%, Maturing October 5, 2010 (2)	22,476,305
	Targa Resources, Inc.
11,750,000	Term Loan, 6.83%, Maturing October 31, 2007	11,794,063
3,045,816	Term Loan, 4.40%, Maturing October 31, 2012	3,080,082
17,864,461	Term Loan, 6.74%, Maturing October 31, 2012	18,065,436
	Universal Compression, Inc.
8,948,885	Term Loan, 6.03%, Maturing February 15, 2012	9,055,153
	Williams Production RMT Co.
19,871,251	Term Loan, 6.72%, Maturing May 30, 2008	20,107,222
		$242,714,749
Publishing — 4.8%
	CBD Media, LLC
8,942,663	Term Loan, 6.99%, Maturing December 31, 2009	9,079,602
	Dex Media East, LLC
9,552,839	Term Loan, 6.19%, Maturing May 8, 2009	9,645,654
	Dex Media West, LLC
16,444,050	Term Loan, 6.25%, Maturing March 9, 2010	16,615,348
	Hanley-Wood, LLC
1,014,570	Term Loan, 1.13%, Maturing August 1, 2012 (2)	1,020,065
8,496,227	Term Loan, 6.56%, Maturing August 1, 2012	8,542,251
	Herald Media, Inc.
4,128,016	Term Loan, 7.28%, Maturing July 22, 2011	4,148,656
748,750	Term Loan, 10.28%, Maturing January 22, 2012	758,577
	Liberty Group Operating, Inc.
9,933,250	Term Loan, 6.69%, Maturing February 28, 2012	10,030,099
	Medianews Group, Inc.
12,256,190	Term Loan, 5.81%, Maturing August 25, 2010	12,291,941
	Merrill Communications, LLC
16,658,948	Term Loan, 6.81%, Maturing May 5, 2011	16,869,784
	Nebraska Book Co., Inc.
11,333,237	Term Loan, 6.52%, Maturing March 4, 2011	11,382,820

	Newspaper Holdings, Inc.
$2,500,000	Term Loan, 5.94%, Maturing August 24, 2011	$2,500,000
16,050,000	Term Loan, 6.19%, Maturing August 24, 2012	16,160,344
	R.H. Donnelley Corp.
2,313,963	Term Loan, 6.27%, Maturing December 31, 2009	2,325,008
10,500,000	Term Loan, 5.99%, Maturing June 30, 2011	10,557,425
40,263,626	Term Loan, 6.26%, Maturing June 30, 2011	40,615,933
	Retos Cartera, SA
1,000,000	Term Loan, 5.15%, Maturing March 15, 2013	EUR 1,225,684
1,000,000	Term Loan, 5.65%, Maturing March 15, 2014	EUR 1,229,479
	Seat Pagine Gialle Spa
18,450,000	Term Loan, 4.85%, Maturing May 25, 2012	EUR 22,639,456
	SGS International, Inc.
4,000,000	Term Loan, 0.00%, Maturing December 30, 2011 (2)	4,030,000
	Siegwerk Druckfarben AG
2,625,000	Term Loan, 5.24%, Maturing September 8, 2013	EUR 3,218,916
2,625,000	Term Loan, 5.74%, Maturing September 8, 2014	EUR 3,232,861
	Source Media, Inc.
13,799,120	Term Loan, 6.85%, Maturing November 8, 2011	13,980,233
	SP Newsprint Co.
8,463,065	Term Loan, 4.56%, Maturing January 9, 2010	8,590,011
3,273,931	Term Loan, 6.81%, Maturing January 9, 2010	3,323,040
	Springer Science+Business Media
3,316,343	Term Loan, 6.94%, Maturing May 5, 2010	3,320,903
3,097,232	Term Loan, 7.12%, Maturing September 15, 2011	3,129,496
3,355,335	Term Loan, 7.62%, Maturing May 5, 2012	3,408,286
3,097,232	Term Loan, 7.62%, Maturing May 5, 2012	3,144,660
	Sun Media Corp.
9,126,595	Term Loan, 6.67%, Maturing February 7, 2009	9,259,688
	World Directories ACQI Corp.
1,500,000	Term Loan, 5.20%, Maturing November 29, 2012	EUR 1,834,533
7,006,198	Term Loan, 5.70%, Maturing November 29, 2013	EUR 8,598,513
	Xerox Corp.
13,750,000	Term Loan, 6.22%, Maturing September 30, 2008	13,882,344
	Xsys US, Inc.
7,701,575	Term Loan, 6.77%, Maturing December 31, 2012	7,772,175
254,462	Term Loan, 4.72%, Maturing September 27, 2013	EUR 311,568
2,495,538	Term Loan, 4.72%, Maturing September 27, 2013	EUR 3,055,583
7,866,565	Term Loan, 7.27%, Maturing December 31, 2013	7,978,010
2,750,000	Term Loan, 5.22%, Maturing September 27, 2014	EUR 3,382,459
	YBR Acquisition BV
6,000,000	Term Loan, 5.14%, Maturing June 30, 2013	EUR 7,385,528
1,250,000	Term Loan, 5.15%, Maturing June 30, 2013	EUR 1,538,652
6,000,000	Term Loan, 5.64%, Maturing June 30, 2014	EUR 7,415,050
1,250,000	Term Loan, 5.65%, Maturing June 30, 2014	EUR 1,544,802
		$320,975,437

Radio and Television — 4.4%
	Adams Outdoor Advertising, L.P.
$17,384,789	Term Loan, 6.62%, Maturing November 18, 2012	$17,645,561
	ALM Media Holdings, Inc.
7,989,625	Term Loan, 7.03%, Maturing March 5, 2010	7,992,957
	Blockcommunications, Inc.
6,100,000	Term Loan, 6.53%, Maturing December 22, 2011	6,183,875
	DirecTV Holdings, LLC
27,680,000	Term Loan, 6.01%, Maturing April 13, 2013	27,997,877
	Emmis Operating Co.
23,444,773	Term Loan, 6.29%, Maturing November 10, 2011	23,593,131
	Entravision Communications Corp.
9,077,250	Term Loan, 6.03%, Maturing September 29, 2013	9,147,217
	Gray Television, Inc.
5,416,425	Term Loan, 6.03%, Maturing November 22, 2015	5,460,433
	HIT Entertainment, Inc.
845,750	Term Loan, 6.86%, Maturing March 20, 2012	849,873
	NEP Supershooters, L.P.
2,970,000	Term Loan, 8.03%, Maturing February 3, 2011	3,005,269
5,036,250	Term Loan, 8.41%, Maturing February 3, 2011	5,114,941
	Nexstar Broadcasting, Inc.
12,750,277	Term Loan, 6.28%, Maturing October 1, 2012	12,827,314
12,979,147	Term Loan, 6.28%, Maturing October 1, 2012	13,057,567
	NextMedia Operating, Inc.
890,077	Term Loan, 6.40%, Maturing November 15, 2012	896,938
2,002,673	Term Loan, 6.47%, Maturing November 15, 2012	2,018,110
	PanAmSat Corp.
1,386,365	Term Loan, 6.31%, Maturing August 20, 2010	1,400,781
724,889	Term Loan, 6.31%, Maturing August 20, 2010	732,426
27,121,775	Term Loan, 6.49%, Maturing August 20, 2011	27,474,358
	Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 6.69%, Maturing February 6, 2013	508,047
	Paxson Communcations Corp.
17,925,000	Term Loan, 7.78%, Maturing January 15, 2012	17,981,016
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010 (2)	4,987,500
15,086,584	Term Loan, 7.19%, Maturing March 31, 2012	15,278,304
	Raycom TV Broadcasting, Inc.
18,350,000	Term Loan, 6.56%, Maturing February 24, 2012	18,418,813
	SFX Entertainment
10,050,000	Term Loan, 6.76%, Maturing June 21, 2013	10,065,708
	Spanish Broadcasting System
12,381,438	Term Loan, 6.53%, Maturing June 10, 2012	12,559,421
	Susquehana Media Co.
16,674,000	Term Loan, 6.01%, Maturing March 31, 2013	16,674,000

	TDF SA
$4,151,899	Term Loan, 4.42%, Maturing March 11, 2013	EUR 5,105,669
4,151,899	Term Loan, 5.17%, Maturing March 11, 2014	EUR 5,124,722
4,661,720	Term Loan, 5.79%, Maturing March 11, 2015	EUR 5,768,637
	Telewest Global Finance, LLC
2,915,000	Term Loan, 6.47%, Maturing December 22, 2012	2,913,178
2,225,000	Term Loan, 7.22%, Maturing December 22, 2013	2,232,416
	Young Broadcasting, Inc.
8,542,075	Term Loan, 6.70%, Maturing November 3, 2012	8,562,098
		$291,578,157
Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
14,227,414	Term Loan, 5.91%, Maturing March 30, 2008	14,311,896
	Railamerica, Inc.
18,092,923	Term Loan, 6.69%, Maturing September 29, 2011	18,379,388
2,138,780	Term Loan, 6.69%, Maturing September 29, 2011	2,172,644
		$34,863,928
Retailers (Except Food and Drug) — 4.1%
	Advance Stores Company, Inc.
9,495,515	Term Loan, 5.95%, Maturing September 30, 2010	9,611,246
11,094,511	Term Loan, 6.03%, Maturing September 30, 2010 (2)	11,205,456
	Alimentation Couche-Tard, Inc.
5,469,135	Term Loan, 6.31%, Maturing December 17, 2010	5,537,499
	American Achievement Corp.
7,342,326	Term Loan, 6.95%, Maturing March 25, 2011	7,461,639
	Amscan Holdings, Inc.
10,300,000	Term Loan, 7.51%, Maturing December 23, 2012	10,201,295
	Coinmach Laundry Corp.
25,075,000	Term Loan, 3.58%, Maturing December 15, 2012 (2)	25,472,012
	FGX International, Inc.
3,933,846	Term Loan, 8.50%, Maturing December 12, 2012	3,904,342
	FTD, Inc.
7,266,736	Term Loan, 6.90%, Maturing February 28, 2011	7,355,303
	Harbor Freight Tools USA, Inc.
15,485,270	Term Loan, 6.94%, Maturing July 15, 2010	15,663,350
	Home Interiors & Gifts, Inc.
3,749,194	Term Loan, 9.56%, Maturing March 31, 2011	3,461,755
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009 (2)	3,895,000
26,067,868	Term Loan, 6.78%, Maturing October 4, 2010	26,448,016
	Mapco Express, Inc.
4,015,820	Term Loan, 7.26%, Maturing April 28, 2011	4,068,528
	Mauser Werke GMBH & Co. KG
8,325,000	Term Loan, 7.14%, Maturing December 3, 2011	8,377,031

	Movie Gallery, Inc.
$7,731,150	Term Loan, 8.28%, Maturing April 27, 2011	$7,399,816
	Musicland Group, Inc.
12,000,000	Revolving Loan, 1.58%, Maturing August 11, 2008 (2)	12,030,000
	Neiman Marcus Group, Inc.
6,408,228	Term Loan, 6.95%, Maturing April 5, 2013	6,486,171
	Oriental Trading Co., Inc.
11,379,109	Term Loan, 6.81%, Maturing August 4, 2010	11,459,707
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2008	537,891
	Rent-A-Center, Inc.
18,313,195	Term Loan, 6.27%, Maturing June 30, 2010	18,523,797
	Savers, Inc.
5,065,250	Term Loan, 7.61%, Maturing August 4, 2009	5,119,068
	School Specialty, Inc.
21,400,000	Term Loan, 8.50%, Maturing April 12, 2006	21,426,750
	Sears Canada, Inc.
6,375,000	Term Loan, 0.00%, Maturing December 22, 2012 (2)	6,430,781
	Shopko Stores, Inc.
11,802,000	Revolving Loan, 3.24%, Maturing December 28, 2010 (2)	11,765,119
	Stewert Enterprises, Inc.
3,676,442	Term Loan, 5.99%, Maturing November 19, 2011	3,715,504
	The Pantry, Inc.
5,800,000	Term Loan, 6.14%, Maturing January 2, 2012	5,870,690
	Travelcenters of America, Inc.
21,210,000	Term Loan, 6.28%, Maturing November 30, 2008	21,456,566
		$274,884,332
Steel — 0.1%
	Gibraltar Industries, Inc.
6,225,000	Term Loan, 6.28%, Maturing December 8, 2010	6,271,688
		$6,271,688
Surface Transport — 0.2%
	Horizon Lines, LLC
5,811,500	Term Loan, 6.78%, Maturing July 7, 2011	5,888,985
	Sirva Worldwide, Inc.
8,759,109	Term Loan, 8.52%, Maturing December 1, 2010	8,430,642
	Transport Industries, L.P.
2,511,563	Term Loan, 6.94%, Maturing September 30, 2011	2,531,969
		$16,851,596
Telecommunications — 3.8%
	AAT Communications Corp.
2,600,000	Term Loan, 6.16%, Maturing July 29, 2012	2,624,375
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 6.53%, Maturing February 11, 2012	17,345,081

	Cellular South, Inc.
$6,276,620	Term Loan, 6.37%, Maturing May 4, 2011	$6,355,078
	Centennial Cellular Operating Co., LLC
1,252,841	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	1,230,916
3,247,159	Revolving Loan, 0.00%, Maturing February 9, 2010 (2)	3,190,334
16,147,788	Term Loan, 6.62%, Maturing February 9, 2011	16,385,515
	Cincinnati Bell, Inc.
4,413,938	Term Loan, 5.90%, Maturing August 31, 2012	4,450,489
	Consolidated Communications, Inc.
17,442,901	Term Loan, 6.24%, Maturing April 14, 2011	17,660,938
	Crown Castle Operating Co.
8,000,000	Revolving Loan, 5.96%, Maturing July 25, 2006 (2)	8,000,000
	D&E Communications, Inc.
5,701,572	Term Loan, 6.41%, Maturing December 31, 2011	5,758,588
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 6.31%, Maturing February 8, 2012	21,861,248
	Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 6.78%, Maturing October 31, 2012	5,225,135
	Intelsat, Ltd.
18,555,021	Term Loan, 6.31%, Maturing July 28, 2011	18,757,976
	Iowa Telecommunications Services
7,998,000	Term Loan, 6.30%, Maturing November 23, 2011	8,092,976
	IPC Acquisition Corp.
2,976,219	Term Loan, 7.27%, Maturing August 5, 2011	3,011,561
	Madison River Capital, LLC
3,660,000	Term Loan, 6.80%, Maturing July 31, 2012	3,697,746
	Nextel Partners Operation Corp.
24,265,000	Term Loan, 5.91%, Maturing May 31, 2012	24,345,875
	NTelos, Inc.
11,182,050	Term Loan, 7.07%, Maturing February 18, 2011	11,299,462
	Qwest Corp.
14,756,000	Term Loan, 9.22%, Maturing June 4, 2007	15,127,674
	Satbirds Finance SARL
3,000,000	Term Loan, 4.59%, Maturing April 4, 2012	EUR 3,623,319
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR 4,266,872
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR 4,266,472
	Stratos Global Corp.
4,991,580	Term Loan, 6.81%, Maturing December 3, 2010	4,991,580
	Syniverse Holdings, Inc.
3,715,105	Term Loan, 6.28%, Maturing February 15, 2012	3,752,256
	Triton PCS, Inc.
15,063,756	Term Loan, 7.82%, Maturing November 18, 2009	15,146,606
	Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011 (2)	6,329,037
14,838,333	Term Loan, 6.04%, Maturing February 14, 2012	14,906,723

	Westcom Corp.
$4,676,328	Term Loan, 7.54%, Maturing December 17, 2010	$4,685,096
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005 (3)	127,026
		$256,515,954
Utilities — 2.4%
	Allegheny Energy Supply Co., LLC
17,032,633	Term Loan, 5.63%, Maturing July 21, 2011	17,202,959
	Cellnet Technology, Inc.
3,994,925	Term Loan, 7.53%, Maturing April 26, 2012	4,054,849
	Cogentrix Delaware Holdings, Inc.
12,690,681	Term Loan, 6.28%, Maturing April 14, 2012	12,846,675
	Covanta Energy Corp.
7,214,634	Term Loan, 4.53%, Maturing June 24, 2012	7,331,872
4,865,899	Term Loan, 7.52%, Maturing June 24, 2012	4,944,970
	Energy Transfer Company, L.P.
12,009,250	Term Loan, 7.44%, Maturing June 16, 2012	12,050,538
	KGen, LLC
5,786,275	Term Loan, 7.15%, Maturing August 5, 2011	5,786,275
	La Paloma Generating Co., LLC
2,041,133	Term Loan, 6.28%, Maturing August 16, 2012	2,062,055
162,562	Term Loan, 6.28%, Maturing August 16, 2012	164,228
344,262	Term Loan, 6.32%, Maturing August 16, 2012	347,791
	Mirant North America, LLC
7,800,000	Term Loan, 8.25%, Maturing January 3, 2013	7,858,500
	NRG Energy, Inc.
750,000	Revolving Loan, 0.00%, Maturing June 23, 2009 (2)	747,812
11,971,890	Term Loan, 4.43%, Maturing December 24, 2011	12,015,540
	Pike Electric, Inc.
3,470,745	Term Loan, 6.25%, Maturing July 1, 2012	3,514,129
6,826,943	Term Loan, 6.25%, Maturing July 1, 2012	6,912,280
	Plains Resources, Inc.
11,468,998	Term Loan, 6.40%, Maturing August 12, 2011	11,619,528
	Reliant Energy, Inc.
7,788,122	Term Loan, 6.09%, Maturing December 22, 2010	7,782,647
	Texas Genco, LLC
23,856,773	Term Loan, 6.47%, Maturing December 14, 2011	23,901,504
11,800,140	Term Loan, 6.47%, Maturing December 14, 2011	11,822,266
	Wolf Hollow I LP
2,887,500	Term Loan, 6.68%, Maturing June 22, 2012	2,919,984
2,887,500	Term Loan, 6.75%, Maturing June 22, 2012	2,919,984
		$158,806,386
Total Senior Floating Rate Interests (identified cost $6,456,760,202)		$6,488,660,422

Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
Financial Intermediaries — 0.2%
	Alzette, Variable Rate
$1,180	8.691%, 12/15/20 (4)	$1,210,237
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	6.344%, 2/24/19 (4)	1,141,083
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	6.55%, 4/15/19 (4)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	6.65%, 1/15/19 (4)	1,505,820
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	6.782%, 8/11/16 (4)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.957%, 3/8/17	1,018,750
	Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, Variable Rate
2,000	6.58%, 1/15/18 (4)	1,963,600
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	6.55%, 3/21/17 (4)	1,504,650
		$11,344,140
Radio and Television — 0.1%
	Echostar DBS Corp., Sr. Notes, Variable Rate
5,000	7.78%, 10/1/08	5,137,500
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
1,200	10.366%, 6/15/12	1,207,500
	Paxson Communications Corp., Variable Rate
3,000	7.777%, 1/15/12 (4)	3,000,000
		$9,345,000
Real Estate — 0.1%
	Assemblies of God, Variable Rate
8,511	6.49%, 6/15/29 (4)	8,511,239
		$8,511,239
Telecommunications — 0.4%
	Qwest Corp., Sr. Notes, Variable Rate
5,850	7.741%, 6/15/13 (4)	6,339,938
	Rogers Wireless, Inc., Variable Rate
6,589	7.616%, 12/15/10	6,827,851

	Rural Cellular Corp., Variable Rate
$11,000	8.991%, 3/15/10	$11,357,500
		$24,525,289
Total Corporate Bonds & Notes (identified cost $52,636,177)		$53,725,668

Common Stocks — 0.1%

Shares	Security	Value
105,145	Hayes Lemmerz International (5)	$392,191
25	Knowledge Universe, Inc. (5)(6)(7)	62,500
86,020	Maxim Crane Works, L.P. (5)	2,752,627
Total Common Stocks (identified cost $2,574,911)		$3,207,318

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International (5)(6)(7)	5,639
Total Preferred Stocks (identified cost $17,500)		$5,639

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	69,640
Total Closed-End Investment Companies (identified cost $72,147)		$69,640

Commercial Paper — 6.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$50,000,000	02/07/06	AIG Funding, Inc.	4.48%	$49,962,667
38,000,000	02/06/06	Barton Capital, LLC	4.33%	37,977,147
109,570,000	02/01/06	General Electric Capital Corp.	4.48%	109,570,000
41,302,000	02/01/06	HSBC Finance Corp.	4.50%	41,302,000
24,051,000	02/03/06	Ranger Funding Co., LLC	4.30%	24,045,255
104,591,000	02/07/06	Ranger Funding Co., LLC	4.48%	104,512,905
52,440,000	02/01/06	Yorktown Capital, LLC	4.31%	52,440,000
Total Commercial Paper (at amortized cost, $419,809,974)				$419,809,974

Short-Term Investments — 0.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	02/01/06	Investors Bank and Trust Company Time Deposit	4.51%	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)				$2,000,000
Total Investments — 104.1% (identified cost, $6,933,870,911)				$6,967,478,661
Less Unfunded Loan Commitments — (5.1)%				$(342,532,484)
Net Investments — 99.0% (identified cost, $6,591,338,427)				$6,624,946,177
Other Assets, Less Liabilities — 1.0%				$68,159,457
Net Assets — 100.0%				$6,693,105,634

EUR	—	Euro
GBP	—	British Pound

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded loan commitments.
(3)	Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $28,176,567 or 0.4% of the Portfolio’s net assets.

(5)	Non-income producing security.
(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)	Restricted security.

A summary of financial instruments at January 31, 2006 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/28/06	Euro 5,014,469	United States Dollar 6,082,551	$(16,064)
2/28/06	Euro 7,525,219	United States Dollar 9,250,752	98,554
2/28/06	Euro 274,094,120	United States Dollar 331,927,979	(1,426,237)
2/28/06	British Pound 2,018,163	United States Dollar 3,606,558	19,408
2/28/06	British Pound 2,028,913	United States Dollar 3,588,234	(18,024)
2/28/06	British Pound 52,082,998	United States Dollar 92,033,261	(540,802)
			$(1,883,165)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(44,053)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(14,643)
1,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	3,704
10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	262,581
5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	137,525
3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	18,263

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(42,987)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	26,837
3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(58)
3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	(76)
3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	75,902
7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(527)
2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	14,958

5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	$(9,557)
5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 12/3/2005 whereby the Portfolio will receive 2.10% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Avago Technologies, Inc.	(56,553)
5,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 1/6/2006 whereby the Portfolio will receive 1.80% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by The Hertz Corp.	20,048

At January 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in the value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,591,338,427
Gross unrealized appreciation	$46,448,153
Gross unrealized depreciation	(12,840,403)
Net unrealized appreciation	$33,607,750

The net unrealized depreciation on foreign currency, forward foreign currency exchange contracts and swap contracts at January 31, 2006 on a federal income tax basis was $1,525,314.

At January 31, 2006, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$62,500
			$25,000	$62,500
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,639
			$17,500	$5,639
			$42,500	$68,139

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006